Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers
3.
REVENUE FROM CONTRACTS WITH CUSTOMERS

Contract Balances

Payments from customers are based on the billing terms established in the revenue contracts. Customers are generally required to make upfront payments before the delivery of goods or the provision of service as only corporate customers are offered credit terms between 7 to 30 days. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is recorded as a contract asset. The Group’s contract assets are insignificant as of December 31, 2023 and 2024.

The Group’s contract liabilities include payments received in advance of performance under revenue contracts which are included in “Customer advances and deferred revenue” on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract. The customer advances and deferred revenue balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred membership service revenue	139,597	157,552	21,585
Customer advances and prepaid cards	100,502	121,270	16,614
Deferred revenue related to loyalty points	181	454	62
Total	240,280	279,276	38,261

The Group recognized revenues that were previously deferred as contract liabilities of RMB148.6 million, RMB131.3 million and RMB134.3 million (US$18.4 million) during the years ended December 31, 2022, 2023 and 2024, respectively.

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

The Group had RMB139.6 million and RMB157.6 million (US$21.6 million) of deferred revenues related to membership service fees at December 31, 2023 and 2024 that are expected to be recognized as revenues over the remaining membership period of one to twelve months. The Group also had RMB100.5 million and RMB121.3 million (US$16.6 million) of deferred revenues related to customer advances and cash received for prepaid sales cards at December 31, 2023 and 2024 respectively, which are expected to be recognized as revenues in future periods upon the usage of the prepaid card balances to purchase the Group’s products. The Group had RMB0.2 million and RMB0.5 million (US$0.06 million) of deferred revenues at December 31, 2023 and 2024 related to unsatisfied performance obligations under the loyalty points program that will be recognized as revenues when the points are redeemed, which will occur over the next three months given their expiration period.